Organization and Basis of Preparation of Financial Statements (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net cash used in operating activities	$ (3,596,623)	$ (788,571)	$ 29,853
Net cash provided by / (used in) investing activities	59,132,801	(155)	(6,701,484)
Net increase / (decrease) in cash	9,487,627	(336,363)	(6,063,469)
Effect of exchange rate changes on cash	12,522	35,212	321,270
Cash and cash equivalents at beginning of period	592,709	929,072	6,992,541
Cash and cash equivalents at end of period	10,080,336	592,709	929,072
Jinan Youxiantong Network Technology Co., Ltd [Member]
Net cash used in operating activities	(51,859,748)	(46,772)
Net cash provided by / (used in) investing activities	59,132,801	(155)
Net increase / (decrease) in cash	7,273,053	(46,927)
Effect of exchange rate changes on cash	9,549	6,077
Cash and cash equivalents at beginning of period	101,616	142,466
Cash and cash equivalents at end of period	$ 7,384,218	$ 101,616